Intangible Assets (Details Narrative) (USD $)	12 Months Ended		41 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Amortization expense	$ 114,879	$ 112,056
Impairment losses	$ 350,000		$ 350,000
Minimum [Member]
Intangible Assets Remaining amortized life	10 years
Amortization of long-lived asset on straight line basis	13 years
Maximum [Member]
Intangible Assets Remaining amortized life	17 years
Amortization of long-lived asset on straight line basis	20 years